RELATED PARTIES - Revenue and operating transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Revenue	₽ 6,972	₽ 6,359	₽ 5,832
OPERATING PROFIT / (LOSS)	(6,036)	(125)	2,443
PROFIT BEFORE TAX	(5,602)	823	3,896
Impairment recognized for bad or doubtful debts from related parties	0
Expenses recognized for bad or doubtful debts from related parties	0	0	0
Sistema's subsidiaries
RELATED PARTIES
Revenue	5,252	4,294	4,371
Cost of services	4,182	2,143	599
Other operating income / (expense)	74	2,831	2,160
Finance income / (loss)	852	935	1,492
Sistema's associates
RELATED PARTIES
Revenue	1,013	752	615
The Group's associates
RELATED PARTIES
Revenue	289	622	418
Other non-operating income / (expense)	(221)		(278)
Sistema, parent company
RELATED PARTIES
Cost of services	571	233	141
Key management personnel of the Group, its parent and shareholders
RELATED PARTIES
Cost of services	1,719	1,476	1,830
Selling, general and administrative expenses	5,079	4,256	2,003
Deferred other related parties
RELATED PARTIES
Revenue	418	691	428
Cost of services	666	454	272
Selling, general and administrative expenses	864	812	691
Other operating income / (expense)	(1)	59	(13)
Finance income / (loss)	(81)	(28)	₽ 239
Other non-operating income / (expense)	(116)	41
Business Nedvizhimost.
RELATED PARTIES
Amount receivable	₽ 1,399	₽ 1,399